INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 1.1%
6,578	Safran S.A.	$ 932,278
6,495	Thales S.A.	908,420
		1,840,698
	APPAREL & TEXTILE PRODUCTS - 1.7%
6,297	Cie Financiere Richemont S.A.	947,749
529	Hermes International	960,114
147,927	PRADA SpA	1,000,674
		2,908,537
	ASSET MANAGEMENT - 2.6%
51,270	3i Group plc	1,003,323
26,236	Brookfield Corporation	872,893
10,285	Groupe Bruxelles Lambert S.A.	865,281
45,150	Investor A.B.	873,891
915	Partners Group Holding A.G.	868,162
		4,483,550
	AUTOMOTIVE - 3.1%
29,609	Cie Generale des Etablissements Michelin SCA	931,468
13,600	Continental A.G.	978,418
16,739	Denso Corporation	890,079
3,820	Ferrari N.V.	994,614
564,371	Geely Automobile Holdings Ltd.	731,919
15,135	Toyota Industries Corporation	888,280
		5,414,778
	BANKING - 11.3%
1,297,530	Bank Mandiri Persero Tbk P.T.	851,342
2,653,564	Bank Rakyat Indonesia Persero Tbk P.T.	813,079
20,389	Canadian Imperial Bank of Commerce	932,369
12,556	Commonwealth Bank of Australia	850,440
78,607	Credit Agricole S.A.	961,547
42,017	Danske Bank A/S	975,886
113,755	Grupo Financiero Banorte S.A.B. de C.V.	962,837
37,657	ICICI Bank Ltd. - ADR	778,747
368,447	Intesa Sanpaolo SpA	998,493
44,965	KakaoBank Corporation(a)	907,356

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 11.3% (Continued)
12,770	KBC Group N.V.	$ 955,183
7,330	Macquarie Group Ltd.	934,469
409,278	Malayan Banking Bhd	803,204
40,727	National Australia Bank Ltd.	821,882
30,402	OTP Bank Nyrt	923,372
118,923	Powszechna Kasa Oszczednosci Bank Polski S.A.	830,814
826,213	Public Bank Bhd	760,969
68,355	Skandinaviska Enskilda Banken A.B.	954,723
82,889	Standard Bank Group Ltd.	828,561
81,435	Svenska Handelsbanken A.B., A Shares	864,341
48,304	Swedbank A.B., A Shares	986,622
36,097	United Overseas Bank Ltd.	800,954
		19,497,190
	BIOTECH & PHARMA – 1.9%
6,613	Celltrion, Inc.	727,092
32,363	Chugai Pharmaceutical Company Ltd.	806,829
4,259	CSL Ltd.	848,878
10,390	UCB S.A.	894,559
		3,277,358
	CHEMICALS - 4.9%
5,768	Air Liquide S.A.	918,779
12,212	Akzo Nobel N.V.	894,582
5,020,444	Chandra Asri Petrochemical Tbk P.T.	760,923
1,213	EMS-Chemie Holding A.G.	918,305
264	Givaudan S.A.	796,364
6,663	Koninklijke DSM N.V.	822,654
16,379	Novozymes A/S, Class B	789,464
11,299	Nutrien Ltd.	880,364
10,063	Sociedad Quimica y Minera de Chile S.A., Class B	899,587
7,532	Symrise A.G.	771,369
		8,452,391
	COMMERCIAL SUPPORT SERVICES - 1.4%
15,133	Edenred	853,673
11,349	Eurofins Scientific S.E.	792,461

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.4% (Continued)
356	SGS S.A.	$ 815,714
		2,461,848
	CONSTRUCTION MATERIALS - 2.7%
16,750	Cie de Saint-Gobain	998,231
20,232	CRH plc	952,950
15,861	Holcim Ltd.	979,134
83,303	Siam Cement PCL (The) - ADR	773,371
3,392	Sika A.G.	950,456
		4,654,142
	CONTAINERS & PACKAGING - 0.4%
68,740	Amcor plc - ADR	764,343

	DIVERSIFIED INDUSTRIALS - 0.5%
28,168	Alfa Laval A.B.	928,400

	ELECTRIC UTILITIES - 8.4%
5,862,060	AC Energy Corporation	670,857
109,002	CLP Holdings Ltd.	771,382
82,624	E.ON S.E.	904,302
164,118	EDP - Energias de Portugal S.A.	829,272
37,107	EDP Renovaveis S.A.	762,005
21,533	Emera, Inc.	852,919
43,431	Endesa S.A.	853,273
6,002,565	Enel Americas S.A.	747,356
152,377	Enel SpA	857,161
57,389	Engie S.A.	840,070
20,609	Fortis, Inc.(b)	815,564
49,058	Fortum OYJ	750,506
516,243	Gulf Energy Development PCL - ADR	769,473
70,470	Iberdrola S.A.	810,047
39,788	SSE plc	835,337
369,010	Tenaga Nasional Bhd	771,085
109,763	Terna Rete Elettrica Nazionale SpA	827,751

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRIC UTILITIES - 8.4% (Continued)
9,745	Verbund A.G.	$ 846,450
		14,514,810
	ELECTRICAL EQUIPMENT - 1.6%
38,016	Assa Abloy A.B., Class B	926,482
34,319	Delta Electronics Thailand PCL	888,606
4,353	Schindler Holding A.G.	977,080
		2,792,168
	ENGINEERING & CONSTRUCTION - 1.0%
31,503	Ferrovial S.A.	875,231
7,085	WSP Global, Inc.	889,987
		1,765,218
	ENTERTAINMENT CONTENT - 0.5%
147,014	Bollore S.E.	822,793

	FOOD - 2.9%
26,841	Ajinomoto Company, Inc.	792,190
411	Barry Callebaut A.G.	817,802
185,523	China Mengniu Dairy Company Ltd.	815,394
80	Chocoladefabriken Lindt & Spruengli A.G.	876,610
192,234	Grupo Bimbo S.A.B. de C.V.	916,395
266,740	Wilmar International Ltd.	779,398
		4,997,789
	FORESTRY, PAPER & WOOD PRODUCTS - 1.4%
58,357	Stora Enso OYJ, R Shares	827,013
88,015	Suzano S.A.	799,907
22,047	UPM-Kymmene OYJ	800,288
		2,427,208
	GAS & WATER UTILITIES - 1.5%
867,966	Hong Kong & China Gas Company Ltd.	816,037
31,224	Naturgy Energy Group S.A.	860,873
167,690	Snam SpA	824,257
		2,501,167
	HEALTH CARE FACILITIES & SERVICES - 1.4%
29,485	Fresenius S.E. & Company KGaA	811,992

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
4,174	ICON PLC(a)	$ 941,780
569,567	IHH Healthcare Bhd	735,441
		2,489,213
	HOME CONSTRUCTION - 0.5%
1,739	Geberit A.G.	939,840

	HOUSEHOLD PRODUCTS - 1.4%
7,223	Beiersdorf A.G.	863,520
31,373	Essity A.B. - Series B	848,208
1,453	LG Household & Health Care Ltd.	734,933
		2,446,661
	INDUSTRIAL REIT - 0.6%
70,239	Goodman Group	938,347

	INDUSTRIAL SUPPORT SERVICES - 0.6%
14,305	Ashtead Group plc	948,046

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
321,785	B3 S.A. - Brasil Bolsa Balcao	650,772
4,745	Deutsche Boerse A.G.	828,317
19,195	Hong Kong Exchanges & Clearing Ltd.	769,303
9,213	London Stock Exchange Group plc	823,563
		3,071,955
	INSURANCE - 5.0%
125,475	BB Seguridade Participacoes S.A.	819,503
36,926	Dai-ichi Life Holdings, Inc.	787,544
1,392	Fairfax Financial Holdings Ltd.	973,154
5,711	Intact Financial Corporation	820,347
272,091	Legal & General Group plc	837,480
35,003	Power Corp of Canada	934,227
60,501	Prudential plc	923,815
15,730	Sampo OYJ, A Shares	766,197
1,596	Swiss Life Holding A.G.	959,488

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 5.0% (Continued)
34,778	Tryg A/S	$ 770,689
		8,592,444
	INTERNET MEDIA & SERVICES - 2.2%
140,885,909	GoTo Gojek Tokopedia Tbk P.T.(a)	1,090,778
4,911	Naspers Ltd., N Shares	870,956
11,758	Prosus N.V.	844,904
11,161	REA Group Ltd.	922,475
		3,729,113
	MACHINERY - 3.1%
69,294	Atlas Copco A.B.	825,377
51,173	CNH Industrial N.V.	840,521
5,519	FANUC Corporation	939,306
45,184	Sandvik A.B.	931,528
1,976	SMC Corporation	1,002,965
110,415	WEG S.A.	822,145
		5,361,842
	MEDICAL EQUIPMENT & DEVICES - 1.4%
6,996	Coloplast A/S - Series B	809,015
4,518	EssilorLuxottica S.A.	785,822
3,443	Sonova Holding A.G.	845,204
		2,440,041
	METALS & MINING - 5.2%
15,863	Agnico Eagle Mines Ltd. (b)	730,282
10,391	Anglo American Platinum Ltd.	575,538
44,192	Antofagasta plc	834,513
26,640	BHP Group Ltd.	809,988
59,057	Fortescue Metals Group Ltd.	850,141
6,055	Franco-Nevada Corporation	772,849
111,298	Norsk Hydro ASA	810,967
10,420	Rio Tinto Ltd.	818,194
305,358	South32 Ltd.	891,467
13,632	Southern Copper Corporation	1,004,543
21,125	Wheaton Precious Metals Corporation	880,105
		8,978,587

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MULTI ASSET CLASS REIT - 0.5%
88,787	Segro plc	$ 879,327

	OIL & GAS PRODUCERS – 7.0%
26,705	Aker BP ASA	720,884
14,795	Canadian Natural Resources Ltd.	836,052
42,249	Cenovus Energy, Inc.	778,995
244,040	ENEOS Holdings, Inc.	843,056
57,174	Eni SpA	808,493
23,379	Equinor ASA	720,824
77,819	Inpex Corporation	819,129
117,741	MOL Hungarian Oil & Gas plc	895,901
15,924	OMV A.G.	776,826
56,279	Polski Koncern Naftowy ORLEN S.A.	843,274
170,870	PTT Exploration & Production PCL - ADR	727,674
171,741	Santos Ltd.	808,682
13,066	TotalEnergies S.E.	809,644
16,978	Tourmaline Oil Corporation	744,038
34,642	Woodside Energy Group Ltd.	836,805
		11,970,277
	REAL ESTATE OWNERS & DEVELOPERS - 3.4%
135,705	CK Asset Holdings Ltd.	850,573
180,296	Hongkong Land Holdings Ltd.	823,953
663,459	Sino Land Company Ltd.	850,282
1,203,741	SM Prime Holdings, Inc.	739,844
35,310	Sumitomo Realty & Development Company Ltd.	833,872
314,336	Swire Properties Ltd.	826,923
34,669	Vonovia S.E.	874,794
		5,800,241
	RETAIL - CONSUMER STAPLES - 1.9%
39,354	Aeon Company Ltd. (b)	734,249
18,292	Alimentation Couche-Tard, Inc.	858,057
491,569	Cencosud S.A.	929,484
38,056	Jeronimo Martins SGPS S.A.	781,895
		3,303,685

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - DISCRETIONARY - 0.5%
49,865	SM Investments Corporation	$ 766,877

	SEMICONDUCTORS - 2.3%
1,504	ASML Holding N.V.	929,259
27,046	Infineon Technologies A.G.	959,000
5,228	NXP Semiconductors N.V.	933,093
23,184	STMicroelectronics N.V.	1,114,191
		3,935,543
	SOFTWARE - 1.5%
6,553	Check Point Software Technologies Ltd.(a)	810,737
22,825	Dassault Systemes S.E.	883,346
4,283	Nice Ltd.(a)	886,308
		2,580,391
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	2

	TECHNOLOGY HARDWARE - 1.1%
8,913	Garmin Ltd.	874,633
1,774	Samsung SDI Company Ltd.	934,907
		1,809,540
	TECHNOLOGY SERVICES - 1.0%
10,310	WNS Holdings Ltd. - ADR(a)	896,145
7,798	Wolters Kluwer N.V.	902,974
		1,799,119
	TELECOMMUNICATIONS – 3.0%
897,391	America Movil S.A.B. de C.V.	921,501
263,789	Koninklijke KPN N.V.	904,507
109,496	MTN Group Ltd.	863,374
434,105	Singapore Telecommunications Ltd.	762,988
319,956	Telia Company A.B.	826,832
306,229	Telstra Group Ltd.	856,930
		5,136,132
	TRANSPORTATION & LOGISTICS - 4.2%
6,521	Aena SME S.A.(a)	1,010,024

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 4.2% (Continued)
6,941	Canadian National Railway Company	$ 790,512
5,188	DSV A/S	944,361
14,626	East Japan Railway Company	741,947
3,529	Kuehne + Nagel International A.G.	903,037
83,941	Poste Italiane SpA	905,838
11,013	Ryanair Holdings plc - ADR(a)	1,021,676
93,499	Transurban Group	891,844
		7,209,239
	TRANSPORTATION EQUIPMENT - 0.5%
43,321	Volvo A.B.	903,053

	WHOLESALE - CONSUMER STAPLES - 0.5%
25,951	ITOCHU Corporation	775,644

	TOTAL COMMON STOCKS (Cost $167,038,938)	171,309,547

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 1.4%
MONEY MARKET FUND - 1.4%
2,368,972	Fidelity Government Portfolio - Institutional Class, 4.50% (Cost $2,368,972)(e)	$ 2,368,972

	TOTAL INVESTMENTS - 100.9% (Cost $169,407,910)	$ 173,678,519
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(1,509,290)
	NET ASSETS - 100.0%	$ 172,169,229

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- SSocietas Europaea
SpA	- Società per azioni
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $2,042,885.
(c)	- Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $2,230,067 at February 28, 2023.
(d)	- Percentage rounds to less than 0.1%.
(e)	- Rate disclosed is the seven day effective yield as of February 28, 2023.